LONG-TERM INVESTMENTS	6 Months Ended
Jun. 30, 2017
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

6. LONG-TERM INVESTMENTS

        The long-term investments as of December 31, 2016 and June 30, 2017 were as follows:

	As of
	December 31, 2016	June 30, 2017
Available-for-sale securities:
Quanjude	159,305	146,633
Tang Palace	18,856	—
Banyan Tree	26,784	—
Cjia	42,140	226,530
Cost-method investments:
UBOX/BJ UBOX	48,220	33,822
BJ GOOAGOO/GOOAGOO	60,000	60,000
Founder Service	45,000	45,000
Qingpu	17,143	17,143
Mobike	—	69,009
Blossomhill	—	15,194
Other investments	2,208	6,803
Equity-method investments:
Sheen Star	20,862	20,862
Distrii	28,562	30,750
AAPC LUB	446,100	462,667
China Young	43,054	40,957
CREATER	100,000	101,154
Other investments	6,087	6,190

Total	1,064,321	1,282,714

Available-for-sale securities

        In June 2014, the Group purchased 7,241,131 ordinary shares of China Quanjude (Group) Co., Ltd. ("Quanjude"), a top restaurant brand listed in Shenzhen Stock Exchange in China, through a private placement. The purchase price was set at RMB13.81 per ordinary share and the total purchase cost was RMB100 million. Upon the closing of the transaction described above, the Group holds approximately 2% of Quanjude's total outstanding shares.

        In 2016, the Group purchased 8,430,000 ordinary shares of Hong Kong Tang Palace Food & Beverage Group ("Tang Palace"), a top restaurant brand listed in Hong Kong Stock Exchange in China, from open market for consideration of RMB16,887. As of December 31, 2016, the Group holds approximately 2% of Tang Palace's total outstanding shares. In the six-month period ended June 30, 2017, the Group sold all the 8,430,000 ordinary shares and reclassified the accumulated unrealized gain of RMB3,813 from other comprehensive income to other income accordingly.

        In December 2016, the Group purchased 11,635,400 ordinary shares of Banyan Tree Holdings Limited ("Banyan Tree"), a leading, international hospitality brand that manages and develops premium resorts, hotels and spas listed in Singapore Stock Exchange in Singapore, from open market for consideration of RMB27,328. As of December 31, 2016, the Group holds approximately 2% of Banyan Tree's total outstanding shares. In January 2017, the Group purchased 3,000,000 ordinary shares of Banyan Tree from open market for consideration of RMB7,020. In April 2017, the Group sold all the 14,635,400 ordinary shares and reclassified the accumulated unrealized gain of RMB1,469 from other comprehensive income to other income accordingly.

        Given the level of investments, the Group accounts for its investments in Quanjude, Tang Palace, and Banyan Tree as "available-for-sale" and measured the fair value at every period end. The unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized.

        In 2016, the Group sold its subsidiary- Chengjia Hotel Management Co., Ltd. to Chengjia (Shanghai) Apartment Management Co., Limited ("Cjia"), the Group's equity investee. As a result, the Group recognized a gain of RMB49,630 in other income. As of December 31, 2016, the Group had approximately 23% equity interest of Cjia and convertible note with original value of RMB51,200. In the six-month period ended June 30, 2017, the Group invested in Cjia for another two set of convertible notes totaled RMB200,300. As of June 30, 2017, the Group had approximately 23% equity interest of Cjia and convertible notes with original value of RMB251,500. The convertible notes are recorded as available-for-sale investments. The Group recognized its share of loss in Cjia of RMB15,737 in income (loss) from equity method investments for the six-month period ended June 30, 2017, which reduced the cost of equity-method investment to zero and further adjusted the carrying amount of convertible notes balance to RMB226,530 as of June 30, 2017. The remaining carrying amount of the convertible notes approximated its fair value as of June 30, 2017.

Cost-method investments:

        From 2012 to 2013, the Group invested in preferred shares and convertible promissory notes of UBOX International Holdings Co., Limited ("UBOX"), a privately-held company, with the total consideration of RMB40,517. The convertible notes were subsequently converted to ordinary shares of UBOX in 2013 and 2014. As a result of restructuring of UBOX group, the investment in UBOX has been converted to the investment of ordinary shares of Beijing UBOX On-line Technology Co., Ltd. ("BJ UBOX"). The Group has additionally injected RMB7,703 to BJ UBOX in 2015. In April 2017, the Group sold 4,810,000 shares of BJ UBOX and recognized gain of RMB35,545 in other income. As of December 31, 2016 and June 30, 2017, the Group had approximately 3% and 2% equity interest of BJ UBOX, respectively. The investments were accounted for using the cost method since the Group does not have the ability to exert significant influence over the operating and financing activities of UBOX or BJ UBOX.

        In January 2017, the Group purchased 1,316,205 preferred shares for consideration of US$5.0 million (equivalently RMB34,294) and invested in convertible notes with principal amount of US$5.0 million (equivalently RMB34,294) and interest rate of 8% of Mobike Ltd. ("Mobike"), a Chinese bike-sharing company. In May 2017, the Group converted the entire outstanding principal amount and accrued interest of the convertible notes into 648,559 preferred shares. As of June 30, 2017, the Group had less than 1% equity interest of Mobike. The Group accounted the investment under cost method since the Group does not have the ability to exert significant influence over Mobike.

        In May 2017, the Group purchased approximately 4% equity interest of Blossom Hill Hotel Investment & Management (Kunshan) Co., Ltd ("Blossom Hill"), a Chinese hospitality brand that manages and develops premium resorts and hotels with strong features of traditional Chinese culture, for the consideration of RMB15,194. The Group accounted the investment under cost method since the Group does not have the ability to exert significant influence over Blossom Hill.

        Other investments included several insignificant cost method investments in certain privately-held companies.

Equity-method investments:

        In January 2016, the Group set up Shanghai Distrii Technology Development Co., Ltd. ("Distrii") together with another founder. Distrii is an office rental service company in which the Group contributed RMB35,000 and owned equity interest of 39%. In January 2017, another unrelated investor injected in Distrii which diluted the Group's share of equity interest to 32%, and afterwards the Group sold 6% of Distrii's equity interest for consideration of RMB18,000 and recognized gain of RMB22,682 in other income. As of June 30, 2017, the Group had approximately 26% equity interest of Distrii. The Group accounted for the investment in Distrii under equity-method as the Group has the ability to exert significant influence.

        Other investments included several insignificant equity investments in certain privately-held companies.